First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 61.9%
	Shares	Value ($)
International 17.2%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	60,501,288	743,560,823
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	56,789,830	546,886,066
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,638,855	281,514,625
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,952,763	287,860,696
Total		1,859,822,210
U.S. Large Cap 36.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,499,262	269,748,469
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	8,513,113	662,916,094
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	13,736,538	404,541,058
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	39,666,491	632,283,866
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,153,108	367,440,979
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,819,436	344,367,604
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,969,605	275,160,010
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	7,826,463	360,330,374
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,758,152	339,096,945
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	10,904,824	344,592,431
Total		4,000,477,830
U.S. Mid Cap 2.9%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,035,281	82,021,821
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	2,282,471	76,622,545
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,836,412	78,414,820
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,102,798	81,083,879
Total		318,143,065
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,485,899	75,885,016
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,619,131	67,515,139
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,826,419	191,549,318
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	5,795,428	192,466,153
Total		527,415,626
Total Equity Funds (Cost $4,708,197,861)		6,705,858,731

Exchange-Traded Fixed Income Funds 5.3%

Investment Grade 5.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,610,000	286,082,100
Vanguard Intermediate-Term Corporate Bond ETF	3,635,500	291,639,810
Total		577,721,910
Total Exchange-Traded Fixed Income Funds (Cost $568,536,336)		577,721,910

Fixed Income Funds 11.0%

Investment Grade 11.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,825,584	160,958,747
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,528,171	80,164,804
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	19,069,940	155,038,612
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,836,510	78,998,399
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,107,107	158,925,023
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,165,467	199,802,012
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	36,975,409	359,770,730
Total		1,193,658,327
Total Fixed Income Funds (Cost $1,374,578,413)		1,193,658,327
2	Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	3.000%	52,000,000	49,294,375
04/17/2038- 04/13/2053	3.500%	130,000,000	124,164,844
04/13/2053	4.000%	363,550,000	347,702,881
04/13/2053	4.500%	550,000,000	538,887,695
Total Residential Mortgage-Backed Securities - Agency (Cost $1,039,228,178)			1,060,049,795

Options Purchased Puts 0.7%
Value ($)
(Cost $121,803,076)	76,967,850
Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	2,150,677,818	2,150,247,683
Total Money Market Funds (Cost $2,149,730,897)		2,150,247,683
Total Investments in Securities (Cost: $9,962,074,761)		11,764,504,296
Other Assets & Liabilities, Net		(921,601,956)
Net Assets		10,842,902,340

At March 31, 2023, securities and/or cash totaling $65,614,290 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
67,437,958 USD	62,000,000 EUR	Barclays	05/25/2023	—	(186)
52,894,788 USD	550,000,000 NOK	Barclays	05/25/2023	—	(236,580)
25,000,000 CHF	27,330,469 USD	Citi	05/25/2023	—	(148,318)
49,433,041 USD	6,500,000,000 JPY	Citi	05/25/2023	—	(96,260)
6,679,020 USD	10,000,000 AUD	UBS	05/25/2023	18,140	—
30,817,125 USD	25,000,000 GBP	UBS	05/25/2023	55,775	—
28,862,111 USD	300,000,000 SEK	UBS	05/25/2023	123,277	—
Total				197,192	(481,344)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	1,604	06/2023	EUR	68,346,440	2,871,178	—
FTSE 100 Index	175	06/2023	GBP	13,368,250	289,429	—
MSCI Singapore Index	200	04/2023	SGD	6,125,000	68,023	—
OMXS30 Index	1,426	04/2023	SEK	316,108,550	920,022	—
S&P 500 Index E-mini	2,322	06/2023	USD	480,392,775	25,282,339	—
SPI 200 Index	117	06/2023	AUD	21,033,675	311,191	—
TOPIX Index	233	06/2023	JPY	4,668,155,000	1,286,089	—
U.S. Long Bond	948	06/2023	USD	124,336,125	5,245,537	—
U.S. Long Bond	20	06/2023	USD	2,623,125	—	(12,158)
U.S. Treasury 10-Year Note	683	06/2023	USD	78,491,641	2,152,578	—
U.S. Treasury 10-Year Note	250	06/2023	USD	28,730,469	—	(310,234)
U.S. Treasury 2-Year Note	1,466	06/2023	USD	302,660,283	3,272,048	—
U.S. Treasury 2-Year Note	100	06/2023	USD	20,645,313	—	(69,723)
U.S. Treasury 5-Year Note	2,931	06/2023	USD	320,967,400	6,930,959	—
U.S. Treasury Ultra Bond	1,294	06/2023	USD	182,615,750	7,083,771	—
Total					55,713,164	(392,115)

Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,420)	06/2023	USD	(128,758,500)	—	(3,041,671)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,130,060,250	2,750	3,200.00	06/21/2024	49,761,385	24,557,500
S&P 500 Index	JPMorgan	USD	287,651,700	700	3,100.00	06/21/2024	6,912,527	5,460,000
S&P 500 Index	JPMorgan	USD	139,716,540	340	3,300.00	06/21/2024	3,840,547	3,466,300
S&P 500 Index	JPMorgan	USD	889,665,615	2,165	3,200.00	12/20/2024	38,250,858	25,969,175
S&P 500 Index	JPMorgan	USD	532,155,645	1,295	3,300.00	12/20/2024	23,037,759	17,514,875
Total							121,803,076	76,967,850
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,531,523,227	1,347,832,236	(729,328,906)	221,126	2,150,247,683	—	5,931	21,693,937	2,150,677,818
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	279,558,542	—	(13,633,622)	3,823,549	269,748,469	—	20,655,696	—	7,499,262
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	688,410,889	—	(38,115,827)	12,621,032	662,916,094	—	43,112,419	—	8,513,113
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	160,911,341	—	(7,258,194)	7,305,600	160,958,747	—	(1,832,632)	—	18,825,584
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	365,480,375	—	(8,847,651)	47,908,334	404,541,058	—	(389,115)	—	13,736,538
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	79,345,806	—	(1,278,183)	2,097,181	80,164,804	—	(120,693)	—	8,528,171
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	145,795,471	—	(156,857)	9,399,998	155,038,612	—	(50,286)	—	19,069,940
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	712,946,095	14,165,325	(19,414,062)	35,863,465	743,560,823	—	(4,094,398)	14,165,325	60,501,288
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	620,404,929	—	(35,835,990)	47,714,927	632,283,866	—	(539,135)	—	39,666,491
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	404,475,800	—	(27,506,115)	(9,528,706)	367,440,979	—	5,320,620	—	10,153,108
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	75,240,537	—	(1,395,901)	8,177,185	82,021,821	—	193,882	—	2,035,281
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	79,700,465	—	(1,932,462)	(1,145,458)	76,622,545	—	1,788,499	—	2,282,471
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	79,772,875	—	(6,659,393)	2,771,534	75,885,016	—	(870,056)	—	6,485,899
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	60,896,008	—	—	6,619,131	67,515,139	—	—	—	6,619,131
4	Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	77,187,720	—	(499,780)	2,310,459	78,998,399	—	(90,968)	—	8,836,510
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	154,828,244	—	(1,310,602)	5,407,381	158,925,023	—	(247,448)	—	17,107,107
CTIVP® – MFS® Value Fund, Class 1 Shares
	370,881,091	—	(18,870,653)	(7,642,834)	344,367,604	—	3,415,190	—	9,819,436
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	246,445,238	—	—	28,714,772	275,160,010	—	—	—	6,969,605
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	343,539,561	—	(14,936,568)	31,727,381	360,330,374	—	(1,007,818)	—	7,826,463
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	367,913,102	—	(19,711,449)	(9,104,708)	339,096,945	—	4,992,793	—	10,758,152
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	194,519,340	—	(2,023,263)	7,305,935	199,802,012	—	(275,554)	—	21,165,467
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	80,433,712	—	(1,602,721)	(416,171)	78,414,820	—	1,865,179	—	1,836,412
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	77,178,263	—	(1,903,530)	5,809,146	81,083,879	—	554,615	—	2,102,798
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	351,475,038	—	(4,235,458)	12,531,150	359,770,730	—	(614,376)	—	36,975,409
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	343,663,784	—	(8,754,701)	9,683,348	344,592,431	—	10,299,895	—	10,904,824
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	501,896,065	7,774,598	(12,330,005)	49,545,408	546,886,066	—	(2,390,724)	7,774,598	56,789,830
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	257,842,160	1,344,672	(1,673,988)	24,001,781	281,514,625	—	(427,902)	1,344,672	25,638,855
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	273,642,375	6,200,175	(9,864,309)	17,882,455	287,860,696	—	(879,877)	6,200,175	30,952,763
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	185,770,658	—	(1,193,882)	6,972,542	191,549,318	—	(283,981)	—	6,826,419
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	196,658,758	—	(6,025,548)	1,832,943	192,466,153	—	1,833,188	—	5,795,428
Total	9,308,337,469			360,409,886	10,049,764,741	—	79,922,944	51,178,707

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2023

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1QT7047_12_B01_(05/23)